Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Information by Segment on Current Cost of Supplies

Information by segment on a current cost of supplies basis is as follows:

2017	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	5,078	1,551	8,258	(2,416)	12,471
Revenue
Third party	32,674	7,723	264,731	51	305,179
Inter-segment	3,978	32,469	4,248	—
Share of profit/(loss) of joint ventures and associates	1,714	623	1,956	(129)	4,164
Interest and other income	687	1,188	154	437	2,466
Depreciation, depletion and amortisation charge, of which:	4,965	17,303	3,877	78	26,223
Impairment losses	302	4,118	385	—	4,805
Impairment reversals	10	605	—	—	615
Interest expense	248	744	109	2,941	4,042
Taxation charge/(credit)	790	2,409	1,783	(636)	4,346

2016	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	2,529	(3,674)	6,588	(1,751)	3,692
Revenue
Third party	25,282	6,412	201,823	74	233,591
Inter-segment	3,908	26,524	1,727	—
Share of profit/(loss) of joint ventures and associates	1,116	222	2,244	(182)	3,400
Interest and other income	765	839	851	442	2,897
Depreciation, depletion and amortisation charge, of which:	4,509	16,779	3,681	24	24,993
Impairment losses	72	1,274	588	6	1,940
Impairment reversals	—	—	38	—	38
Interest expense	247	852	91	2,013	3,203
Taxation charge/(credit)	1,254	(938)	1,008	(839)	485

2015	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	3,170	(8,833)	10,243	(425)	4,155
Revenue
Third party	21,741	6,739	236,384	96	264,960
Inter-segment	4,248	26,824	1,362	—
Share of profit/(loss) of joint ventures and associates	1,471	491	2,215	(327)	3,850
Interest and other income	537	1,819	1,156	157	3,669
Depreciation, depletion and amortisation charge, of which:	2,597	20,404	3,667	46	26,714
Impairment losses	210	8,536	556	27	9,329
Impairment reversals	—	—	3	—	3
Interest expense	106	775	51	956	1,888
Taxation charge/(credit)	937	(927)	1,639	(1,156)	493

Summary of Reconciliation of CCS Earnings to Income

Reconciliation of CCS earnings to income for the period	$ million
	2017	2016	2015
CCS earnings	12,471	3,692	4,155
Current cost of supplies adjustment:
Purchases	1,252	1,284	(2,278)
Taxation	(349)	(344)	646
Share of profit of joint ventures and associates	61	145	(323)
	964	1,085	(1,955)
Income for the period	13,435	4,777	2,200

Summary of Information by Geographical Area

Information by geographical area is as follows:

2017	$ million
	Europe	Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	100,609	114,683	[A]	66,854	23,033	305,179
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,020	122,345		54,294	58,828	278,487

[A] includes $62,046 million that originated from Singapore.

2016	$ million
	Europe	Asia, Oceania, Africa		USA		Other Americas	Total
Third-party revenue, by origin	81,573	87,635	[A][B]	44,615	[B]	19,768	233,591
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,901	121,618		60,430		67,371	293,320

[A] includes $42,533 million that originated from Singapore.

[B] As revised, following reassessment of geographical allocation resulting in an increase of $4,532 million in Asia, Oceania, Africa and a corresponding decrease in USA.

2015	$ million
	Europe	Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	95,223	95,892	[A]	50,666	23,179	264,960
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	33,439	104,949		51,269	29,614	219,271

[A] includes $46,551 million that originated from Singapore.